Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 05, 2016
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Feb. 05, 2016
Document Effective Date	Feb. 05, 2016
Prospectus Date	Sep. 28, 2015
Schooner Hedged Alternative Income Fund | Schooner Hedged Alternative Income Fund - Institutional Class Shares
Prospectus:
Trading Symbol	SHAIX
Schooner Hedged Alternative Income Fund | Schooner Hedged Alternative Income Fund - Class A Shares
Prospectus:
Trading Symbol	SHAAX